Note 19 - Subsequent Events (Details Textual) - USD ($)		12 Months Ended
	Jan. 29, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Gain (Loss) on Disposition of Property Plant Equipment		$ (0)	$ (0)	$ 2,856,525
Subsequent Event [Member] | M/V “Tasos” Vessels [Member]
Proceeds From Sale of Vessel	$ 5,000,000
Gain (Loss) on Disposition of Property Plant Equipment	$ 2,100,000